Quarterly Financial Results (unaudited) (Details) - USD ($)	2 Months Ended	3 Months Ended			8 Months Ended
	Jun. 30, 2015	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015
Loss from operations	$ (2,910)	$ (231,117)	$ (764,804)	$ (336,488)	$ (1,104,202)
Interest income	0	69,443	9,918	0	9,918
Total other income	0		9,918	0
Net loss	$ (2,910)	$ (161,674)	$ (754,886)	$ (336,488)	$ (1,094,284)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	4,500,000	6,183,643	6,108,976	5,492,989	5,469,153
Basis and diluted net income (loss) per Share	$ (0.00)	$ (0.03)	$ (0.12)	$ (0.06)	$ (0.20)